Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

October 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-1220
1.9867778.104

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	3,848,556	$103,987,983
CenturyLink, Inc.	534,606	4,608,304
Verizon Communications, Inc.	2,235,139	127,380,572
		235,976,859
Entertainment - 2.0%
Activision Blizzard, Inc.	416,906	31,572,291
Electronic Arts, Inc. (a)	155,984	18,691,563
Live Nation Entertainment, Inc. (a)(b)	76,582	3,737,202
Netflix, Inc. (a)	238,210	113,326,025
Take-Two Interactive Software, Inc. (a)	61,750	9,566,310
The Walt Disney Co.	976,080	118,349,700
		295,243,091
Interactive Media & Services - 6.0%
Alphabet, Inc.:
Class A (a)	162,296	262,288,189
Class C (a)	158,585	257,067,871
Facebook, Inc. Class A (a)	1,298,656	341,689,380
Twitter, Inc. (a)	427,190	17,668,578
		878,714,018
Media - 1.3%
Charter Communications, Inc. Class A (a)	80,797	48,786,845
Comcast Corp. Class A	2,462,390	104,011,354
Discovery Communications, Inc.:
Class A (a)(b)	85,770	1,735,985
Class C (non-vtg.) (a)	168,553	3,087,891
DISH Network Corp. Class A (a)	133,100	3,392,719
Fox Corp.:
Class A	185,973	4,932,004
Class B	83,895	2,193,015
Interpublic Group of Companies, Inc.	210,128	3,801,216
News Corp.:
Class A	210,128	2,758,981
Class B	65,232	849,321
Omnicom Group, Inc.	116,086	5,479,259
ViacomCBS, Inc. Class B	304,552	8,701,051
		189,729,641
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	314,232	34,430,400

TOTAL COMMUNICATION SERVICES		1,634,094,009

CONSUMER DISCRETIONARY - 11.5%
Auto Components - 0.1%
Aptiv PLC	145,820	14,070,172
BorgWarner, Inc.	132,273	4,626,910
		18,697,082
Automobiles - 0.3%
Ford Motor Co.	2,110,222	16,312,016
General Motors Co.	680,159	23,485,890
		39,797,906
Distributors - 0.1%
Genuine Parts Co.	77,787	7,034,278
LKQ Corp. (a)	151,506	4,846,677
Pool Corp.	21,668	7,580,116
		19,461,071
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. (b)	279,135	3,826,941
Chipotle Mexican Grill, Inc. (a)	15,106	18,149,557
Darden Restaurants, Inc.	70,184	6,451,313
Domino's Pizza, Inc.	21,263	8,044,218
Hilton Worldwide Holdings, Inc.	149,768	13,151,128
Las Vegas Sands Corp.	177,422	8,526,901
Marriott International, Inc. Class A	143,632	13,340,540
McDonald's Corp.	401,929	85,610,877
MGM Mirage, Inc. (b)	221,597	4,558,250
Norwegian Cruise Line Holdings Ltd. (a)(b)	149,236	2,481,795
Royal Caribbean Cruises Ltd. (b)	96,304	5,433,472
Starbucks Corp.	631,426	54,908,805
Wynn Resorts Ltd.	52,326	3,789,972
Yum! Brands, Inc.	162,796	15,193,751
		243,467,520
Household Durables - 0.4%
D.R. Horton, Inc.	178,791	11,945,027
Garmin Ltd.	80,699	8,394,310
Leggett & Platt, Inc. (b)	71,515	2,984,321
Lennar Corp. Class A	148,351	10,418,691
Mohawk Industries, Inc. (a)	32,294	3,332,418
Newell Brands, Inc.	203,657	3,596,583
NVR, Inc. (a)	1,877	7,419,950
PulteGroup, Inc.	144,880	5,905,309
Whirlpool Corp.	33,622	6,218,725
		60,215,334
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	229,970	698,223,416
eBay, Inc.	359,128	17,105,267
Etsy, Inc. (a)	64,463	7,838,056
Expedia, Inc.	73,181	6,889,991
The Booking Holdings, Inc. (a)	22,118	35,886,455
		765,943,185
Leisure Products - 0.0%
Hasbro, Inc.	68,813	5,692,211
Multiline Retail - 0.6%
Dollar General Corp.	134,510	28,073,582
Dollar Tree, Inc. (a)	128,163	11,575,682
Target Corp.	270,405	41,161,049
		80,810,313
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	37,361	5,502,528
AutoZone, Inc. (a)	12,614	14,240,954
Best Buy Co., Inc.	124,420	13,879,051
CarMax, Inc. (a)	88,173	7,621,674
Gap, Inc.	111,308	2,164,941
L Brands, Inc.	125,745	4,025,097
Lowe's Companies, Inc.	408,201	64,536,578
O'Reilly Automotive, Inc. (a)	39,999	17,463,563
Ross Stores, Inc.	192,228	16,372,059
The Home Depot, Inc.	581,443	155,076,663
Tiffany & Co., Inc.	58,437	7,645,897
TJX Companies, Inc.	647,622	32,899,198
Tractor Supply Co.	62,792	8,364,522
Ulta Beauty, Inc. (a)	30,392	6,284,154
		356,076,879
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	187,952	3,020,389
NIKE, Inc. Class B	672,406	80,742,512
PVH Corp.	38,409	2,238,861
Ralph Lauren Corp.	26,146	1,747,860
Tapestry, Inc.	149,120	3,314,938
Under Armour, Inc.:
Class A (sub. vtg.) (a)	102,829	1,423,153
Class C (non-vtg.) (a)	104,148	1,273,730
VF Corp.	172,566	11,596,435
		105,357,878

TOTAL CONSUMER DISCRETIONARY		1,695,519,379

CONSUMER STAPLES - 7.0%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	98,448	6,862,810
Constellation Brands, Inc. Class A (sub. vtg.)	90,749	14,994,457
Molson Coors Beverage Co. Class B	101,467	3,577,726
Monster Beverage Corp. (a)	199,401	15,268,135
PepsiCo, Inc.	747,917	99,689,857
The Coca-Cola Co.	2,088,200	100,358,892
		240,751,877
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	238,483	85,286,290
Kroger Co.	420,141	13,532,742
Sysco Corp.	274,672	15,192,108
Walgreens Boots Alliance, Inc.	388,434	13,222,293
Walmart, Inc.	750,013	104,064,304
		231,297,737
Food Products - 1.1%
Archer Daniels Midland Co.	300,107	13,876,948
Campbell Soup Co.	109,461	5,108,545
Conagra Brands, Inc.	263,863	9,258,953
General Mills, Inc.	329,959	19,507,176
Hormel Foods Corp.	151,783	7,390,314
Kellogg Co.	137,082	8,621,087
Lamb Weston Holdings, Inc.	78,579	4,985,838
McCormick & Co., Inc. (non-vtg.)	66,935	12,082,437
Mondelez International, Inc.	771,494	40,981,761
The Hershey Co.	79,645	10,948,002
The J.M. Smucker Co.	61,530	6,903,666
The Kraft Heinz Co.	349,954	10,705,093
Tyson Foods, Inc. Class A	158,932	9,095,678
		159,465,498
Household Products - 1.8%
Church & Dwight Co., Inc.	133,560	11,805,368
Clorox Co.	68,161	14,126,367
Colgate-Palmolive Co.	463,117	36,535,300
Kimberly-Clark Corp.	184,208	24,424,139
Procter & Gamble Co.	1,344,803	184,372,491
		271,263,665
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	121,841	26,763,594
Tobacco - 0.7%
Altria Group, Inc.	1,003,809	36,217,429
Philip Morris International, Inc.	841,174	59,740,177
		95,957,606

TOTAL CONSUMER STAPLES		1,025,499,977

ENERGY - 2.0%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	354,997	5,243,306
Halliburton Co.	474,576	5,723,387
National Oilwell Varco, Inc.	211,017	1,772,543
Schlumberger Ltd.	750,449	11,211,708
TechnipFMC PLC	226,185	1,250,803
		25,201,747
Oil, Gas & Consumable Fuels - 1.8%
Apache Corp.	205,186	1,703,044
Cabot Oil & Gas Corp.	214,741	3,820,242
Chevron Corp.	1,039,716	72,260,262
Concho Resources, Inc.	106,498	4,420,732
ConocoPhillips Co.	579,138	16,574,930
Devon Energy Corp.	207,952	1,857,011
Diamondback Energy, Inc.	85,495	2,219,450
EOG Resources, Inc.	314,681	10,774,677
Exxon Mobil Corp.	2,283,688	74,493,903
Hess Corp.	147,723	5,498,250
HollyFrontier Corp.	79,820	1,477,468
Kinder Morgan, Inc.	1,051,216	12,509,470
Marathon Oil Corp.	429,019	1,698,915
Marathon Petroleum Corp.	351,452	10,367,834
Occidental Petroleum Corp.	450,941	4,117,091
ONEOK, Inc.	239,533	6,946,457
Phillips 66 Co.	235,973	11,010,500
Pioneer Natural Resources Co.	88,592	7,048,380
The Williams Companies, Inc.	655,368	12,576,512
Valero Energy Corp.	220,365	8,508,293
		269,883,421

TOTAL ENERGY		295,085,168

FINANCIALS - 9.8%
Banks - 3.4%
Bank of America Corp.	4,118,285	97,603,355
Citigroup, Inc.	1,124,497	46,576,666
Citizens Financial Group, Inc.	230,496	6,281,016
Comerica, Inc.	75,046	3,415,343
Fifth Third Bancorp	384,696	8,932,641
First Republic Bank	92,961	11,726,101
Huntington Bancshares, Inc.	549,739	5,739,275
JPMorgan Chase & Co.	1,646,160	161,389,526
KeyCorp	526,531	6,834,372
M&T Bank Corp.	69,189	7,166,597
Peoples United Financial, Inc.	229,800	2,451,966
PNC Financial Services Group, Inc.	229,288	25,652,741
Regions Financial Corp.	517,952	6,888,762
SVB Financial Group (a)	27,981	8,134,077
Truist Financial Corp.	727,905	30,659,359
U.S. Bancorp	740,426	28,839,593
Wells Fargo & Co.	2,225,379	47,734,380
Zions Bancorp NA	88,630	2,860,090
		508,885,860
Capital Markets - 2.6%
Ameriprise Financial, Inc.	64,958	10,447,195
Bank of New York Mellon Corp.	440,174	15,124,379
BlackRock, Inc. Class A	76,599	45,898,887
Cboe Global Markets, Inc.	58,865	4,785,136
Charles Schwab Corp.	799,996	32,887,836
CME Group, Inc.	193,701	29,194,615
Franklin Resources, Inc.	144,582	2,710,913
Goldman Sachs Group, Inc.	185,839	35,131,005
Intercontinental Exchange, Inc.	303,138	28,616,227
Invesco Ltd.	203,492	2,667,780
MarketAxess Holdings, Inc.	20,513	11,053,430
Moody's Corp.	87,188	22,921,725
Morgan Stanley	771,230	37,134,725
MSCI, Inc.	45,169	15,801,923
Northern Trust Corp.	112,395	8,797,157
Raymond James Financial, Inc.	66,019	5,046,492
S&P Global, Inc.	130,173	42,010,732
State Street Corp.	190,342	11,211,144
T. Rowe Price Group, Inc.	122,603	15,528,896
The NASDAQ OMX Group, Inc.	62,184	7,523,642
		384,493,839
Consumer Finance - 0.5%
American Express Co.	352,226	32,137,100
Capital One Financial Corp.	246,577	18,019,847
Discover Financial Services	165,628	10,767,476
Synchrony Financial	293,602	7,345,922
		68,270,345
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	1,070,682	216,170,696
Insurance - 1.8%
AFLAC, Inc.	358,050	12,155,798
Allstate Corp.	168,667	14,969,196
American International Group, Inc.	465,207	14,649,368
Aon PLC	125,109	23,021,307
Arthur J. Gallagher & Co.	103,500	10,733,985
Assurant, Inc.	32,145	3,997,874
Chubb Ltd.	243,785	31,670,109
Cincinnati Financial Corp.	80,782	5,714,519
Everest Re Group Ltd.	21,651	4,266,979
Globe Life, Inc.	52,780	4,279,930
Hartford Financial Services Group, Inc.	193,747	7,463,134
Lincoln National Corp.	98,036	3,441,064
Loews Corp.	129,105	4,477,361
Marsh & McLennan Companies, Inc.	273,570	28,303,552
MetLife, Inc.	416,701	15,772,133
Principal Financial Group, Inc.	137,932	5,409,693
Progressive Corp.	316,181	29,057,034
Prudential Financial, Inc.	213,320	13,656,746
The Travelers Companies, Inc.	136,733	16,505,040
Unum Group	110,474	1,950,971
W.R. Berkley Corp.	76,115	4,576,034
Willis Towers Watson PLC	69,586	12,698,053
		268,769,880

TOTAL FINANCIALS		1,446,590,620

HEALTH CARE - 14.0%
Biotechnology - 2.0%
AbbVie, Inc.	953,280	81,124,128
Alexion Pharmaceuticals, Inc. (a)	118,374	13,629,582
Amgen, Inc.	316,359	68,630,921
Biogen, Inc. (a)	85,509	21,554,254
Gilead Sciences, Inc.	677,182	39,378,133
Incyte Corp. (a)	100,414	8,699,869
Regeneron Pharmaceuticals, Inc. (a)	56,467	30,693,203
Vertex Pharmaceuticals, Inc. (a)	140,679	29,311,876
		293,021,966
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	956,339	100,520,792
Abiomed, Inc. (a)	24,298	6,120,180
Align Technology, Inc. (a)	38,725	16,499,948
Baxter International, Inc.	273,410	21,208,414
Becton, Dickinson & Co.	156,565	36,186,868
Boston Scientific Corp. (a)	772,709	26,480,737
Danaher Corp.	341,036	78,281,403
Dentsply Sirona, Inc.	118,086	5,572,478
DexCom, Inc. (a)	51,712	16,526,121
Edwards Lifesciences Corp. (a)	335,812	24,074,362
Hologic, Inc. (a)	139,872	9,625,991
IDEXX Laboratories, Inc. (a)	45,940	19,516,231
Intuitive Surgical, Inc. (a)	63,210	42,166,127
Medtronic PLC	726,069	73,020,759
ResMed, Inc.	78,260	15,021,224
STERIS PLC	45,961	8,143,830
Stryker Corp.	176,504	35,655,573
Teleflex, Inc.	25,130	7,997,120
The Cooper Companies, Inc.	26,542	8,468,225
Varian Medical Systems, Inc. (a)	49,236	8,507,981
West Pharmaceutical Services, Inc.	39,900	10,855,593
Zimmer Biomet Holdings, Inc.	111,825	14,772,083
		585,222,040
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	79,502	7,637,757
Anthem, Inc.	135,842	37,057,698
Cardinal Health, Inc.	158,204	7,244,161
Centene Corp. (a)	312,957	18,495,759
Cigna Corp.	198,318	33,113,156
CVS Health Corp.	706,834	39,646,319
DaVita HealthCare Partners, Inc. (a)	40,582	3,500,198
HCA Holdings, Inc.	142,401	17,649,180
Henry Schein, Inc. (a)	77,228	4,910,156
Humana, Inc.	71,453	28,529,754
Laboratory Corp. of America Holdings (a)	52,649	10,517,691
McKesson Corp.	87,585	12,917,912
Quest Diagnostics, Inc.	72,535	8,859,425
UnitedHealth Group, Inc.	513,313	156,632,329
Universal Health Services, Inc. Class B	42,065	4,608,221
		391,319,716
Health Care Technology - 0.1%
Cerner Corp.	164,920	11,559,243
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	166,497	16,997,679
Bio-Rad Laboratories, Inc. Class A (a)	11,549	6,772,565
Illumina, Inc. (a)	78,855	23,080,859
IQVIA Holdings, Inc. (a)	103,298	15,906,859
Mettler-Toledo International, Inc. (a)	12,946	12,918,943
PerkinElmer, Inc.	60,472	7,834,148
Thermo Fisher Scientific, Inc.	213,672	101,092,497
Waters Corp. (a)	33,496	7,463,579
		192,067,129
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	1,217,436	71,159,134
Catalent, Inc. (a)	88,722	7,787,130
Eli Lilly & Co.	428,801	55,941,378
Johnson & Johnson	1,422,126	194,987,696
Merck & Co., Inc.	1,366,159	102,748,818
Mylan NV (a)	278,519	4,049,666
Perrigo Co. PLC	73,673	3,232,035
Pfizer, Inc.	3,001,524	106,494,072
Zoetis, Inc. Class A	256,644	40,690,906
		587,090,835

TOTAL HEALTH CARE		2,060,280,929

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.5%
General Dynamics Corp.	125,553	16,488,875
Harris Corp.	116,779	18,814,265
Howmet Aerospace, Inc.	211,613	3,650,324
Huntington Ingalls Industries, Inc.	21,858	3,223,618
Lockheed Martin Corp.	132,884	46,526,675
Northrop Grumman Corp.	83,748	24,271,845
Raytheon Technologies Corp.	825,176	44,823,560
Teledyne Technologies, Inc. (a)	19,910	6,155,177
Textron, Inc.	122,860	4,398,388
The Boeing Co.	286,590	41,380,730
TransDigm Group, Inc.	29,278	13,977,610
		223,711,067
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	72,724	6,430,983
Expeditors International of Washington, Inc.	90,603	8,006,587
FedEx Corp.	130,192	33,780,918
United Parcel Service, Inc. Class B	381,927	60,004,551
		108,223,039
Airlines - 0.2%
Alaska Air Group, Inc.	66,912	2,535,296
American Airlines Group, Inc. (b)	274,610	3,097,601
Delta Air Lines, Inc.	344,788	10,564,304
Southwest Airlines Co.	318,442	12,588,012
United Airlines Holdings, Inc. (a)	157,292	5,325,907
		34,111,120
Building Products - 0.5%
A.O. Smith Corp.	72,965	3,771,561
Allegion PLC (b)	49,898	4,914,953
Carrier Global Corp.	439,757	14,683,486
Fortune Brands Home & Security, Inc.	74,600	6,032,902
Johnson Controls International PLC	401,822	16,960,907
Masco Corp.	141,472	7,582,899
Trane Technologies PLC	129,279	17,161,787
		71,108,495
Commercial Services & Supplies - 0.5%
Cintas Corp.	46,955	14,769,695
Copart, Inc. (a)	111,580	12,313,969
Republic Services, Inc.	113,492	10,006,590
Rollins, Inc.	79,826	4,617,934
Waste Management, Inc.	209,897	22,649,985
		64,358,173
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	70,246	6,673,370
Quanta Services, Inc.	74,720	4,664,770
		11,338,140
Electrical Equipment - 0.5%
AMETEK, Inc.	124,011	12,177,880
Eaton Corp. PLC	216,115	22,430,576
Emerson Electric Co.	322,769	20,912,204
Rockwell Automation, Inc.	62,636	14,852,248
		70,372,908
Industrial Conglomerates - 1.2%
3M Co.	311,129	49,768,195
General Electric Co.	4,727,798	35,080,261
Honeywell International, Inc.	379,056	62,525,287
Roper Technologies, Inc.	56,553	21,000,391
		168,374,134
Machinery - 1.7%
Caterpillar, Inc.	292,480	45,933,984
Cummins, Inc.	79,756	17,537,547
Deere & Co.	169,261	38,237,753
Dover Corp.	77,769	8,609,806
Flowserve Corp. (b)	70,580	2,055,290
Fortive Corp.	182,080	11,216,128
IDEX Corp.	40,858	6,961,795
Illinois Tool Works, Inc.	155,397	30,439,164
Ingersoll Rand, Inc. (a)	200,199	6,994,953
Otis Worldwide Corp.	219,858	13,472,898
PACCAR, Inc.	186,938	15,960,766
Parker Hannifin Corp.	69,432	14,466,852
Pentair PLC	89,849	4,470,886
Snap-On, Inc.	29,485	4,644,772
Stanley Black & Decker, Inc.	86,244	14,333,753
Westinghouse Air Brake Co.	96,642	5,730,871
Xylem, Inc.	97,226	8,472,274
		249,539,492
Professional Services - 0.3%
Equifax, Inc.	65,596	8,960,414
IHS Markit Ltd.	201,461	16,292,151
Nielsen Holdings PLC	192,825	2,605,066
Robert Half International, Inc.	61,897	3,137,559
Verisk Analytics, Inc.	87,698	15,607,613
		46,602,803
Road & Rail - 1.0%
CSX Corp.	413,212	32,618,955
J.B. Hunt Transport Services, Inc.	45,036	5,482,683
Kansas City Southern	50,958	8,975,742
Norfolk Southern Corp.	137,788	28,814,227
Old Dominion Freight Lines, Inc.	51,962	9,892,006
Union Pacific Corp.	366,670	64,970,257
		150,753,870
Trading Companies & Distributors - 0.2%
Fastenal Co.	309,813	13,393,216
United Rentals, Inc. (a)	38,881	6,932,093
W.W. Grainger, Inc.	24,310	8,508,986
		28,834,295

TOTAL INDUSTRIALS		1,227,327,536

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	29,556	6,174,248
Cisco Systems, Inc.	2,286,623	82,089,766
F5 Networks, Inc. (a)	33,129	4,404,169
Juniper Networks, Inc.	178,809	3,526,113
Motorola Solutions, Inc.	91,697	14,493,628
		110,687,924
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	161,117	18,180,442
CDW Corp.	77,042	9,445,349
Corning, Inc.	410,952	13,138,135
FLIR Systems, Inc.	70,949	2,461,221
IPG Photonics Corp. (a)	19,232	3,576,383
Keysight Technologies, Inc. (a)	101,156	10,608,230
TE Connectivity Ltd.	178,230	17,266,922
Vontier Corp. (a)	73,086	2,100,492
Zebra Technologies Corp. Class A (a)	28,820	8,174,505
		84,951,679
IT Services - 5.3%
Accenture PLC Class A	343,639	74,538,735
Akamai Technologies, Inc. (a)	87,904	8,361,428
Automatic Data Processing, Inc.	232,235	36,683,841
Broadridge Financial Solutions, Inc.	62,210	8,560,096
Cognizant Technology Solutions Corp. Class A	292,870	20,916,775
DXC Technology Co.	137,536	2,533,413
Fidelity National Information Services, Inc.	334,662	41,695,539
Fiserv, Inc. (a)	300,190	28,659,139
FleetCor Technologies, Inc. (a)	45,438	10,037,709
Gartner, Inc. (a)	48,200	5,788,820
Global Payments, Inc.	161,623	25,494,412
IBM Corp.	481,042	53,713,150
Jack Henry & Associates, Inc.	41,384	6,135,178
Leidos Holdings, Inc.	72,187	5,991,521
MasterCard, Inc. Class A	477,142	137,722,267
Paychex, Inc.	173,035	14,232,129
PayPal Holdings, Inc. (a)	633,749	117,959,701
The Western Union Co.	222,476	4,324,933
VeriSign, Inc. (a)	54,638	10,419,467
Visa, Inc. Class A	910,689	165,481,298
		779,249,551
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	634,150	47,745,154
Analog Devices, Inc.	199,590	23,657,403
Applied Materials, Inc.	493,279	29,216,915
Broadcom, Inc.	217,238	75,952,922
Intel Corp.	2,297,226	101,721,167
KLA-Tencor Corp.	83,967	16,556,613
Lam Research Corp.	78,656	26,906,644
Maxim Integrated Products, Inc.	144,171	10,041,510
Microchip Technology, Inc.	136,346	14,327,238
Micron Technology, Inc. (a)	600,068	30,207,423
NVIDIA Corp.	333,270	167,088,247
Qorvo, Inc. (a)	61,751	7,864,607
Qualcomm, Inc.	609,421	75,178,175
Skyworks Solutions, Inc.	90,215	12,746,477
Teradyne, Inc.	89,755	7,884,977
Texas Instruments, Inc.	494,744	71,535,035
Xilinx, Inc.	131,947	15,660,789
		734,291,296
Software - 9.0%
Adobe, Inc. (a)	259,088	115,838,245
ANSYS, Inc. (a)	46,334	14,102,680
Autodesk, Inc. (a)	118,439	27,897,122
Cadence Design Systems, Inc. (a)	150,581	16,469,044
Citrix Systems, Inc.	66,792	7,565,530
Fortinet, Inc. (a)	72,560	8,008,447
Intuit, Inc.	141,414	44,500,158
Microsoft Corp.	4,087,639	827,624,268
Nortonlifelock, Inc.	318,901	6,559,794
Oracle Corp.	1,044,243	58,592,475
Paycom Software, Inc. (a)	26,446	9,628,724
Salesforce.com, Inc. (a)	491,530	114,167,673
ServiceNow, Inc. (a)	103,599	51,547,754
Synopsys, Inc. (a)	81,970	17,530,104
Tyler Technologies, Inc. (a)	21,739	8,356,037
		1,328,388,055
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	8,683,562	945,292,552
Hewlett Packard Enterprise Co.	694,455	6,000,091
HP, Inc.	741,795	13,322,638
NetApp, Inc.	120,017	5,267,546
Seagate Technology LLC	120,556	5,764,988
Western Digital Corp.	163,244	6,159,196
Xerox Holdings Corp.	97,237	1,689,979
		983,496,990

TOTAL INFORMATION TECHNOLOGY		4,021,065,495

MATERIALS - 2.7%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	119,315	32,959,576
Albemarle Corp. U.S. (b)	57,483	5,357,990
Celanese Corp. Class A	63,997	7,264,299
CF Industries Holdings, Inc.	115,496	3,188,845
Corteva, Inc.	404,316	13,334,342
Dow, Inc.	400,295	18,209,420
DuPont de Nemours, Inc.	396,341	22,543,876
Eastman Chemical Co.	73,099	5,909,323
Ecolab, Inc.	134,108	24,620,888
FMC Corp.	69,892	7,180,704
International Flavors & Fragrances, Inc. (b)	57,744	5,927,999
Linde PLC	283,773	62,526,543
LyondellBasell Industries NV Class A	138,848	9,504,146
PPG Industries, Inc.	127,453	16,533,203
Sherwin-Williams Co.	44,261	30,450,683
The Mosaic Co.	186,115	3,443,128
		268,954,965
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	33,636	8,958,949
Vulcan Materials Co.	71,540	10,361,854
		19,320,803
Containers & Packaging - 0.4%
Amcor PLC	847,385	8,838,226
Avery Dennison Corp.	45,081	6,238,760
Ball Corp.	176,404	15,699,956
International Paper Co.	212,332	9,289,525
Packaging Corp. of America	51,237	5,866,124
Sealed Air Corp.	83,964	3,324,135
WestRock Co.	140,356	5,270,368
		54,527,094
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	784,260	13,599,068
Newmont Corp.	433,735	27,255,907
Nucor Corp.	163,220	7,795,387
		48,650,362

TOTAL MATERIALS		391,453,224

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	63,338	9,596,974
American Tower Corp.	239,589	55,021,614
Apartment Investment & Management Co. Class A	80,530	2,568,907
AvalonBay Communities, Inc.	76,012	10,575,550
Boston Properties, Inc.	76,528	5,541,392
Crown Castle International Corp.	226,678	35,407,104
Digital Realty Trust, Inc.	145,292	20,965,636
Duke Realty Corp.	200,418	7,613,880
Equinix, Inc.	47,833	34,977,403
Equity Residential (SBI)	184,949	8,688,904
Essex Property Trust, Inc.	35,177	7,196,862
Extra Space Storage, Inc.	69,761	8,088,788
Federal Realty Investment Trust (SBI)	37,229	2,560,611
Healthpeak Properties, Inc.	290,991	7,848,027
Host Hotels & Resorts, Inc.	379,936	3,981,729
Iron Mountain, Inc.	155,219	4,045,007
Kimco Realty Corp.	234,050	2,401,353
Mid-America Apartment Communities, Inc.	61,678	7,193,505
Prologis (REIT), Inc.	399,045	39,585,264
Public Storage	82,145	18,816,955
Realty Income Corp.	186,465	10,788,865
Regency Centers Corp.	85,189	3,031,877
SBA Communications Corp. Class A	60,458	17,555,189
Simon Property Group, Inc.	165,218	10,377,343
SL Green Realty Corp.	39,227	1,679,308
UDR, Inc.	159,636	4,987,029
Ventas, Inc.	201,654	7,959,283
Vornado Realty Trust	84,755	2,604,521
Welltower, Inc.	225,393	12,119,382
Weyerhaeuser Co.	403,181	11,002,809
		374,781,071
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	181,138	9,129,355

TOTAL REAL ESTATE		383,910,426

UTILITIES - 3.2%
Electric Utilities - 2.0%
Alliant Energy Corp.	135,019	7,463,850
American Electric Power Co., Inc.	267,988	24,100,161
Duke Energy Corp.	397,254	36,591,066
Edison International	204,279	11,447,795
Entergy Corp.	108,163	10,948,259
Evergy, Inc.	122,363	6,754,438
Eversource Energy	185,086	16,152,455
Exelon Corp.	526,355	20,996,301
FirstEnergy Corp.	292,735	8,700,084
NextEra Energy, Inc.	1,057,947	77,452,300
NRG Energy, Inc.	131,480	4,157,398
Pinnacle West Capital Corp.	60,863	4,964,595
PPL Corp.	415,274	11,420,035
Southern Co.	570,500	32,775,225
Xcel Energy, Inc.	283,753	19,871,223
		293,795,185
Gas Utilities - 0.0%
Atmos Energy Corp.	66,581	6,103,480
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	358,678	6,994,221
Multi-Utilities - 1.0%
Ameren Corp.	133,520	10,831,142
CenterPoint Energy, Inc.	294,220	6,216,869
CMS Energy Corp.	154,604	9,791,071
Consolidated Edison, Inc.	180,662	14,180,160
Dominion Energy, Inc.	453,809	36,459,015
DTE Energy Co.	104,056	12,842,592
NiSource, Inc.	207,230	4,760,073
Public Service Enterprise Group, Inc.	273,183	15,885,591
Sempra Energy	156,244	19,586,748
WEC Energy Group, Inc.	170,391	17,132,815
		147,686,076
Water Utilities - 0.1%
American Water Works Co., Inc.	97,901	14,735,080

TOTAL UTILITIES		469,314,042

TOTAL COMMON STOCKS
(Cost $10,601,463,345)		14,650,140,805
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (c)
(Cost $489,993)	490,000	489,997
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.10% (d)	41,964,055	$41,972,448
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	22,926,217	22,928,509
TOTAL MONEY MARKET FUNDS
(Cost $64,900,957)		64,900,957
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $10,666,854,295)		14,715,531,759
NET OTHER ASSETS (LIABILITIES) - (0.2)%(f)		(27,443,160)
NET ASSETS - 100%		$14,688,088,599

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	239	Dec. 2020	$39,013,165	$409,571	$409,571

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $489,997.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $4,082,505 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,613
Fidelity Securities Lending Cash Central Fund	15,445
Total	$31,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.